Financial result - Financial result (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial result
Interest on financial investments		R$ 731,698	R$ 514,460	R$ 518,607
Interest from customers		168,348	173,184	127,562
Update of subscription warrants (see Note 19)		0	31,657	0
Selic interest on PIS/COFINS credits	[1]	636,946	57,839	132,257
Other finance income		43,850	103,934	102,458
Finance income		1,580,842	881,074	880,884
Interest on loans, financing and financial instruments		(2,254,249)	(1,235,748)	(1,482,183)
Interest on leases payable		(153,247)	(133,767)	(143,005)
Update of subscription warrants (see Note 19)		(14,317)	0	(45,084)
Bank charges, financial transactions tax, and other taxes		(151,987)	(151,518)	(156,481)
Foreign exchange variations, net of gain (loss) on derivative financial instruments		(81,131)	(280,861)	38,161
Update of provisions and other expenses		(93,265)	(11,114)	(91,422)
Finance expenses		(2,748,196)	(1,813,008)	(1,880,014)
Financial result, net		(1,167,354)	R$ (931,934)	R$ (999,130)
Financial income arising from extemporaneous credits recognized		R$ 480,318

[1]	Include the result of financial income arising from extemporaneous credits recognized in the year 2025 of R$ 480,318, see Note 7.